AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 17, 2012

FILE NOS. 333-89183

811-09631

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 16	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 17	☒

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE	MICHAEL DOHERTY
COHEN & STEERS INSTITUTIONAL	ROPES & GRAY LLP
REALTY SHARES, INC.	1211 AVENUE OF THE AMERICAS
280 PARK AVENUE, NEW YORK, NEW YORK 10017	NEW YORK, NEW YORK 10036
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☐	ON APRIL 29, 2012 PURSUANT TO PARAGRAPH (B)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 17th day of

May, 2012.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By	/s/ ADAM DERECHIN
Adam Derechin
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date
By	/s/ ADAM DERECHIN (Adam Derechin)	President and Chief Executive Officer (Principal Executive Officer)	May 17, 2012

By	/s/ JAMES GIALLANZA (James Giallanza)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 17, 2012

By	* (Martin Cohen)	Co-Chairman and Secretary	May 17, 2012

By	* (Robert H. Steers)	Co-Chairman and Secretary	May 17, 2012

By	* (Michael Clark)	Director	May 17, 2012

By	* (Bonnie Cohen)	Director	May 17, 2012

By	* (George Grossman)	Director	May 17, 2012

By	* (Richard E. Kroon)	Director	May 17, 2012

By	* (Richard J. Norman)	Director	May 17, 2012

By	* (Frank K. Ross)	Director	May 17, 2012

By	* (C. Edward Ward, Jr.)	Director	May 17, 2012

*By	/s/ TINA M. PAYNE Tina M. Payne as Attorney-in-Fact		May 17, 2012

INDEX TO EXHIBITS

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase